Stock Compensation (Schedule Of Option Activity) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock-Based Compensation [Abstract]
Outstanding at December 31, 2016 , Number of Shares	5,055,741	4,218,139
Options granted, Number of Shares	498,803	1,435,097
Options exercised, Number of Shares	(46,073)	(21,912)	(254,351)
Options forfeited, Number of Shares	(50,001)	(52,781)
Options cancelled or expired, Number of Shares	(316,022)	(522,802)
Outstanding at September 30, 2017, Number of Shares	5,142,448	5,055,741	4,218,139
Vested or expected to vest, Number of Shares	5,125,749	5,035,622
Exercisable, Number of Shares	4,307,532	4,049,888
Outstanding at December 31, 2016 , Weighted Average Exercise Price	$ 3.00	$ 3.75
Options granted, Weighted Average Exercise Price	2.25	2.45
Options exercised, Weighted Average Exercise Price	1.52	2.10
Options forfeited, Weighted Average Exercise Price	2.05	2.02
Options cancelled or expired, Weighted Average Exercise Price	2.83	7.44
Outstanding at September 30, 2017, Weighted Average Exercise Price	2.96	3.00	$ 3.75
Vested or expected to vest, Weighted Average Exercise Price	2.96	3.00
Exercisable, Weighted Average Exercise Price	$ 3.03	$ 3.08
Outstanding, Weighted Average Remaining Contractual Life (In Years)	3 years 9 months 4 days	4 years 5 months 16 days
Vested or expected to vest, Weighted Average Remaining Contractual Life (In Years)	3 years 9 months	4 years 5 months 16 days
Exercisable, Weighted Average Remaining Contractual Life (In Years)	3 years 5 months 12 days	4 years 4 days
Outstanding, Aggregate Intrinsic Value	$ 986,578	$ 875,225
Vested or expected to vest, Aggregate Intrinsic Value	950,550	875,030
Exercisable, Aggregate Intrinsic Value	$ 969,126	$ 865,475